STOCK OPTIONS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense for employees and non-employee directors	$ 329	$ 624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$ 494	$ 972